Description of Organization and Summary of Significant Accounting Policies - Impairment of Goodwill (Details) - HZO, Inc. and Subsidiaries	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Impairment of Goodwill
Number of reporting units | item			1
Goodwill impairment	$ 0	$ 0	$ 0	$ 10,214,116
Goodwill	$ 8,079,456		$ 8,079,456	$ 8,079,456	$ 18,293,572